As Filed with the Securities and Exchange Commission on May 16, 2012

 File No. 333-35821
File No. 811-08359

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 20	/X/
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 22	/X/

THE WESTPORT FUNDS

(Exact Name of Registrant as Specified in Charter)

253 Riverside Avenue
Westport, Connecticut  06880
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 227-3601

Edmund H. Nicklin, Jr.
The Westport Funds
253 Riverside Avenue
Westport, Connecticut  06880
(Name and address of agent for service of process)

COPIES TO:

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233

Jeremy D. Franklin
Dechert LLP
100 North Tryon Street, Suite 4000
Charlotte, NC  28202

It is proposed that this filing will become effective (check the appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Westport, and State of Connecticut, on the 16th day of May, 2012.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Edmund H. Nicklin, Jr.	President and Trustee	May 16, 2012
Edmund H. Nicklin, Jr.

/s/ Terry A. Wettergreen	Treasurer	May 16, 2012
Terry A. Wettergreen

*	Trustee	May 16, 2012
Raymond J. Armstrong

*	Trustee	May 16, 2012
Edward K. Mettelman

*	Trustee	May 16, 2012
Stephen E. Milman

*	Trustee	May 16, 2012
Donel Bruce Smith

*By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase